Schedule of Outstanding Stock Options (Details) - EUR (€)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	970,308	970,308	586,923	540,523
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant	858,678	858,678	1,234,772	1,281,162
Number of options outstanding, Beginning		586,923	540,523
Weighted average exercise price outstanding, Beginning		€ 4.84	€ 4.99
Weighted average remaining contractual term outstanding, Beginning		8 years 9 months	6 years 6 months 10 days	7 years 3 months 18 days
Aggregate intrinsic value outstanding, Beginning		€ 67,596	€ 272,480
Number of options, Granted		587,650	46,400	540,523
Weighted average exercise price, Granted		€ 2.87	€ 5.30	€ 4.99
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsOutstandingWeightedAverageRemainingContractualTermGranted]		9 years 6 months	9 years 2 months 1 day	7 years 3 months 18 days
Aggregate intrinsic value , Granted
Number of options, Vested and exercised
Weighted average exercise price, Vested and exercised
Aggregate intrinsic value, Vested and exercised
Number of options, Cancelled or forfeited	(56,482)	(204,265)
Weighted average exercise price, Cancelled or forfeited		€ 5.94
Aggregate intrinsic value, Cancelled or forfeited
Number of options outstanding, Ending	970,308	970,308	586,923	540,523
Weighted average exercise price outstanding, Ending	€ 3.65	€ 3.65	€ 4.84	€ 4.99
Aggregate intrinsic value outstanding,Ending	€ 706,366	€ 706,366	€ 67,596	€ 272,480
Number of options,Exercisable	514,210	514,210	382,785	237,129
Weighted average exercise price, Exercisable	€ 4.13	€ 4.13	€ 5.11	€ 5.66
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term		8 years 2 months 23 days	5 years 5 months 8 days	4 years 5 months 1 day
Aggregate intrinsic value, Exercisable	€ 199,667	€ 199,667	€ 33,796	€ 61,988
Number of options outstanding, Expected to vest	456,098	456,098	204,138	303,394
Weighted average exercise price outstanding, Expected to vest	€ 3.10	€ 3.10	€ 4.34	€ 4.67
Weighted average remaining contractual term (years) Outstanding expected to vest		9 years 3 months 29 days	8 years 6 months 29 days	9 years 6 months 18 days
Aggregate intrinsic value outstanding, Expected to vest	€ 506,699	€ 506,699	€ 33,800	€ 210,492